Fair Value Measurements (Tables)	5 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of fair value on a recurring basis
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments held in Trust Account:
Money market mutual funds	$375,007,974	$—	$—